Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies (Textual)
Restricted cash	$ 85,293
Accounts receivable, description	Based on the assessment of customers' credit and ongoing relationships, the Company's payment terms typically range from 90 days to 1 year.
Allowances for doubtful accounts	$ 871,030	534,245
Impairment assets	$ 0	0	$ 0
Security retention, description	The Company usually agrees with customers on the contracts to holdback approximately 5% to 20% of total contract price as security deposits which are payable by customer within 12 months after the goods are shipped and titles have passed.
Security retention, amount		557,919
Revenues	37,569,862	35,551,016	32,424,269
Shipping and handling expenses	$ 730,751	776,438	$ 630,218
Value added tax percentage	16.00%
Cash and cash equivalents	$ 1,477,873	10,863,040
Held in cash balance	90,783
FDIC insurance limits	$ 250,000
Supplier, description	For the years ended December 31, 2018, 2017 and 2016, the Company purchased approximately 28%, 31% and 41% of its raw materials from one major supplier, respectively.
Vendors, description	Advanced payments to three major vendors accounted for 20%, 17% and 11% of the total advance payments outstanding as of December 31, 2018. Advanced payments to three major vendors accounted for 23%, 17% and 16% of the total advance payments outstanding as of December 31, 2017.
United States [Memebr]
Summary of Significant Accounting Policies (Textual)
Held in cash balance	$ 181	3,356
BVI [Member]
Summary of Significant Accounting Policies (Textual)
Held in cash balance	245,874	8,774,608
Hong Kong [Member]
Summary of Significant Accounting Policies (Textual)
Held in cash balance	$ 73,540	$ 51,634
REIT Changjiang [Member]
Summary of Significant Accounting Policies (Textual)
Non-controlling equity interest percentage		15.68%
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, Percentage	10.00%	10.00%	10.00%
Sales Revenue, Net [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, Percentage	10.00%	10.00%	10.00%
Federal Deposit Insurance Corporation [Member]
Summary of Significant Accounting Policies (Textual)
Cash and cash equivalents	$ 1,065,774	$ 2,018,199